Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	¥ 561,922,818	$ 86,745,935	¥ 582,934,797
Increase (decrease) in valuation allowance	17,802,709	2,748,265	(21,011,979)
Valuation Allowance Ending Balance	¥ 579,725,527	$ 89,494,200	¥ 561,922,818